(5) Geographic Information: Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country

	Net Property and Equipment		Net Monitoring Equipment
	December 31, 2013	September 30, 2013	December 31, 2013	September 30, 2013
United States of America	$ 306,579	$ 318,201	$ 1,437,866	$ 878,823
Latin American Countries	-	-	-	-
Caribbean Countries and Commonwealths	8,391	-	155,263	351,138
Other Foreign Countries	18,138	-	7,051	6,735
Total	$ 333,108	$ 318,201	$ 1,600,180	$ 1,236,696